Other Financial Liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Other Liabilities Disclosure [Abstract]
Other financial liabilities

	JPY (millions) As of March 31
	2018	2019
Derivative liabilities	¥8,871	¥8,745
Finance lease obligations	53,149	179,411
Contingent consideration liabilities arising from business combinations	30,569	71,062
Other	28,247	23,908
Total	¥120,836	¥283,126
Non-current	¥91,223	¥235,786
Current	¥29,613	¥47,340

Future minimum lease payments related to finance lease obligations
The future minimum payments related to the finance lease obligations are as follows:

	JPY (millions) As of March 31
	Minimum Lease Payments		Present Value of Minimum Lease Payments
	2018	2019	2018	2019
Within one year	¥4,808	¥6,925	¥2,127	¥2,145
Between one year and five years	14,335	37,738	4,704	9,634
More than five years	80,018	288,470	46,318	167,632
Total	¥99,161	¥333,133	¥53,149	¥179,411

Less: Future finance charges	46,012	153,722
Present value of minimum lease payments	¥53,149	¥179,411
Non-current	¥51,022	¥177,266
Current	¥2,127	¥2,145
Future minimum lease payments by maturity under non-cancellable operating leases that have initial or remaining lease terms in excess of one year are as follows:

	JPY (millions) As of March 31
	2018	2019
Within one year	¥12,053	¥31,172
Between one and five years	31,278	91,105
More than five years	33,720	111,301
Total	¥77,051	¥233,578
Rent expense for operating lease contracts and sublease income recognized in profit or loss are as follows:

	JPY (millions) For the Year Ended March 31
	2017	2018	2019
Rent expense	¥11,758	¥21,384	¥27,444
Sublease income	(109)	(2,493)	(3,579)
Total	¥11,649	¥18,891	¥23,865

Fair value of contingent consideration classified as Level 3

	JPY (millions) For the Year Ended March 31
	2018	2019
As of the beginning of the year	¥28,976	¥30,569
Additions arising from business combinations (Note 31)	3,164	52,046
Changes in the fair value during the period	12,784	(2,223)
Settled and paid during the period	(12,606)	(7,734)
Settled during the period and reclassified to other payables	—	(1,648)
Foreign currency translation differences	(1,243)	175
Other	(506)	(123)
As of the end of the year	¥30,569	¥71,062

	JPY (millions) As of March 31
	2018	2019
Payment term (undiscounted)
Within one year	¥10,620	¥17,604
Between one and three years	18,584	19,470
Between three and five years	4,641	10,885
More than five years	2,831	54,536

Sensitivity analysis - effect on fair value of contingent consideration
The following sensitivity analysis represents effect on the fair value of financial liabilities associated with contingent consideration arrangements from changes in major assumptions:

		JPY (millions) As of March 31
		2018	2019
Probability of technical milestones being achieved for Shire's historical contingent consideration arrangements	Increase by 5%	¥—	¥3,204
	Decrease by 5%	—	(3,204)
Discount rate	Increase by 0.5%	(257)	(1,626)
	Decrease by 0.5%	256	1,626